Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company did not have any intangible assets as of December 31, 2016, and the intangible assets as of December 31, 2015 consisted of the following:

	December 31, 2015
(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
IPR&D	2,800	—	2,800